CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Allowance for doubtful patient accounts	$ 360,796		$ 346,507	$ 341,527	$ 334,210
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued	0
Common stock, par value	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	29,482,050
Common stock, shares outstanding	29,482,050	28,412,054